LEASING	12 Months Ended
Dec. 31, 2022
LEASING
LEASING

NOTE 9 – LEASING

TORM leases office buildings, some vehicles, and other administrative equipment. Except for short-term leases and leases of low-value assets, each lease is reflected on the balance sheet as a right-of-use asset with a corresponding lease liability. The right-of-use assets are included in the financial statement line item in which the corresponding underlying assets would be presented if they were owned. Please refer to Note 8.

NOTE 9 – continued

As of 31 December 2022, TORM had recognized the following right-of-use assets:

		Other plant and
	Land and	operating
USDm	buildings	equipment

Cost:
Balance as of 01 January 2022	10.9	0.7
Exchange rate adjustments	(0.3)	—
Additions	0.3	0.1
Additions from business combinations	1.1	0.9
Disposals	—	(0.4)
Balance as of 31 December 2022	12.0	1.3

Depreciation:
Balance as of 01 January 2022	6.1	0.5
Exchange rate adjustment	(0.2)	—
Disposals	—	(0.3)
Depreciation for the year	2.3	0.2
Balance as of 31 December 2022	8.2	0.4

Carrying amount as of 31 December 2022	3.8	0.9

		Other plant and
	Land and	operating
USDm	buildings	equipment

Cost:
Balance as of 01 January 2021	11.7	0.6
Exchange rate adjustments	(0.1)	—
Additions	0.1	0.2
Disposals	(0.8)	(0.1)
Balance as of 31 December 2021	10.9	0.7

Depreciation:
Balance as of 01 January 2021	4.6	0.4
Disposals	(0.8)	(0.1)
Depreciation for the year	2.3	0.2
Balance as of 31 December 2021	6.1	0.5

Carrying amount as of 31 December 2021	4.8	0.2

NOTE 9 – continued

	Vessels and		Other plant and
	capitalized dry-	Land and	operating
USDm	docking	buildings	equipment

Cost:
Balance as of 01 January 2020	42.4	10.4	0.6
Additions	—	1.3	—
Disposals	(42.4)	—	—
Balance as of 31 December 2020	—	11.7	0.6

Depreciation:
Balance as of 01 January 2020	15.5	2.3	0.2
Disposals	(17.1)	—	—
Depreciation for the year	1.6	2.3	0.2
Balance as of 31 December 2020	—	4.6	0.4

Carrying amount as of 31 December 2020	—	7.1	0.2

The sale and leaseback transactions relating to vessels were all classified as financing arrangements prior to implementation of IFRS 16 and did not result in derecognition of the underlying assets as control was retained by the Group. During 2020, the vessels were disposed of.

The table below describes the nature of the Group’s leasing activities by type of right-of-use assets recognized on the balance sheet as of 31 December 2022:

			Other plant and
	Land and		operating
	buildings		equipment

No. of right-of-use assets leased	16		20
Range of remaining term	0-6	years	0-4	years
Average remaining lease term	1.8	years	1.8	years
No. of leases with extension options	12		9
No. of leases with options to purchase	—		1
No. of leases with termination options	10		13

Lease liabilities regarding right-of-use assets are included on the balance sheet under “Borrowings”.

USDm	2022	2021	2020
Maturity analysis - contractual undiscounted cash flow
Less than one year	2.7	2.8	2.8
One to five years	2.6	3.0	5.9
More than five years	—	0.1	0.1
Total undiscounted lease liabilities as of 31 December	5.3	5.9	8.8

Lease liabilities included under “Borrowings” as of 31 December	5.0	5.6	8.3

Non-current	2.5	3.7	6.2
Current	2.5	1.9	2.1

NOTE 9 – continued

Extension and termination options are included in several leases in order to optimize operational flexibility in terms of managing contracts. The lease term determined by TORM is the non-cancellable period of a lease, together with any extension/termination options if these are/are not reasonably certain to be exercised.

Lease payments not recognized as a liability

TORM has elected not to recognize a lease liability for short-term leases (leases of an expected term of 12 months or less) or for leases of low-value assets. Payments made under such leases are expensed on a straight-line basis. The expenses relating to payments not recognized as a lease liability are insignificant.

Cash outflow for leases

The total cash outflow for leases amounts to USD 2.7m (2021: USD 2.8m, 2020: UDS 2.3m).

Accounting policies

TORM assesses whether a contract is or contains a lease at inception of the contract and recognizes right-of-use assets and corresponding lease liabilities at the lease commencement date, except for short-term leases and leases of low value. For these leases, TORM recognizes the lease payments as an operating expense on a straight-line basis over the term of the lease.

Agreements to charter in vessels and to lease land and buildings and other plant and operating equipment for which TORM substantially has the control are recognized on the balance sheet as right-of-use assets and initially measured at cost, which comprises the initial amount of the lease liabilities adjusted for any lease payments made at or before the commencement date. Subsequently the right-of-use assets are measured at cost less accumulated depreciation and impairment losses. The right-of-use assets are depreciated and written down under the same accounting policy as the assets owned by the Company or over the lease period depending on the lease terms.

The corresponding lease obligation is recognized as a liability in the balance sheet under “Borrowings” and initially measured at the present value of the lease payments that are not paid at the commencement date. The Company uses its incremental borrowing rate at the lease commencement date because the interest rate implicit in the lease is not readily determinable . Subsequently lease liabilities are measured at amortized cost using the effective interest method, where the lease liabilities are remeasured when there is a change in future lease payments.

Leases to charter out vessels are classified as operating leases as the leases are short-term in nature and usually less than one year. Chartered-out vessels are presented as part of Vessels and capitalized dry-docking. Please refer to Note 6. The lease income is recognized in the income statement on a straight-line basis over the lease term.

Following a sale transaction, for agreements to immediately charter in the related vessels (sale and leaseback) but for which TORM maintains substantially all the risks and rewards incidental to economic ownership including repurchase options at lower value that the initial sales price, the proceeds received are presented as a financial liability in “Borrowings”. No gain or loss is recorded, and the asset remains recognized on the balance sheet under Vessels and capitalized dry-docking.